General Information and Basis of Presentation (Details) $ / vessel in Millions	Dec. 31, 2028	Jun. 30, 2026 vessel $ / vessel	Oct. 14, 2025	Jul. 31, 2025 vessel $ / vessel	Jul. 17, 2025 $ / vessel	Nov. 21, 2024 vessel	Aug. 20, 2024 vessel	Sep. 30, 2022 vessel
Schedule Of Description Of Business [Line Items]
Number of operated vessels		54
Number of vessels to build						2	2
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessel		102.9
Navigator Greater Bay Joint Venture
Schedule Of Description Of Business [Line Items]
Voting interest acquired (as a percent)			15.10%
Navigator Greater Bay Joint Venture
Schedule Of Description Of Business [Line Items]
Subsidiary ownership percentage by parent			75.10%					60.00%
Amon Joint Venture
Schedule Of Description Of Business [Line Items]
Subsidiary ownership percentage by parent		61.00%
Amon Joint Venture | Forecast
Schedule Of Description Of Business [Line Items]
Subsidiary ownership percentage by parent	79.50%
Export Terminal Joint Venture
Schedule Of Description Of Business [Line Items]
Ownership percentage		50.00%
Navigator Greater Bay Joint Venture | Greater Bay Gas
Schedule Of Description Of Business [Line Items]
Ownership percentage								40.00%
Amon Joint Venture | Amon Gas
Schedule Of Description Of Business [Line Items]
Ownership percentage		39.00%
Amon Joint Venture | Amon Gas | Forecast
Schedule Of Description Of Business [Line Items]
Ownership percentage	20.50%
Ethylene
Schedule Of Description Of Business [Line Items]
Number of operated vessels		27
2018-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels acquired								2
2019-built ethylene
Schedule Of Description Of Business [Line Items]
Number of vessels acquired								3
Ammonia Newbuild Vessels
Schedule Of Description Of Business [Line Items]
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessel				87.0	87.0
Ammonia Newbuild Vessels | Amon Joint Venture
Schedule Of Description Of Business [Line Items]
Number of vessels to build				2
Average shipyard price per vessel to be delivered (in usd per vessel) | $ / vessel					87.0